Discontinued Operations - Additional Information (Detail) - 12 months ended Dec. 31, 2019 ₺ in Thousands, € in Thousands	EUR (€)	TRY (₺)
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on sale after income tax		₺ 772,436
Fintur [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received		2,229,595
Gain on sale after income tax		772,436
Fintur [member] | Sonera Holding
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received	€ 352,851	₺ 2,229,595